LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.16%
INVESTMENT COMPANIES–95.16%
Equity Funds–33.57%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	20,911,073	$ 268,498,181
LVIP SSGA Mid-Cap Index Fund	10,862,231	133,105,782
LVIP SSGA S&P 500 Index Fund	58,911,335	1,130,685,250
LVIP SSGA Small-Cap Index Fund	10,631,656	327,082,901
LVIP T. Rowe Price Growth Stock Fund	5,925,011	273,563,663
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,915,086	136,216,701
		2,269,152,478
Fixed Income Funds–35.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	40,689,990	403,156,423
LVIP Delaware Bond Fund	47,299,673	639,302,384
LVIP JPMorgan High Yield Fund	14,167,581	150,516,374
LVIP PIMCO Low Duration Bond Fund	20,028,153	200,321,589
LVIP SSGA Bond Index Fund	28,149,324	315,075,379
LVIP SSGA Short-Term Bond Index Fund	3,588,303	36,615,041
LVIP Western Asset Core Bond Fund	65,318,115	640,444,119
		2,385,431,309
Global Equity Fund–3.02%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	21,017,533	204,122,281
		204,122,281
Global Fixed Income Fund–0.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,509,148	62,512,301
		62,512,301
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–22.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	20,531,094	$ 371,284,300
LVIP Mondrian International Value Fund	11,195,352	185,070,367
LVIP SSGA Developed International 150 Fund	22,108,465	178,680,612
LVIP SSGA Emerging Markets 100 Fund	15,150,431	130,945,178
LVIP SSGA Emerging Markets Equity Index Fund	24,274,703	268,575,315
LVIP SSGA International Index Fund	41,222,300	376,606,936
		1,511,162,708
Total Affiliated Investments (Cost $5,370,142,544)		6,432,381,077

UNAFFILIATED INVESTMENTS–4.87%
INVESTMENT COMPANIES–4.87%
Equity Fund–1.97%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	4,324,245	133,273,226
		133,273,226
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	195,804,821	195,804,821
		195,804,821
Total Unaffiliated Investments (Cost $335,155,514)		329,078,047

TOTAL INVESTMENTS–100.03% (Cost $5,705,298,058)	6,761,459,124
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(1,742,475)
NET ASSETS APPLICABLE TO 461,211,976 SHARES OUTSTANDING–100.00%	$6,759,716,649

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
✧✧ Standard Class shares.
✠ Initial Class.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(5)	Australian Dollar	$(355,450)	$(353,426)	6/17/19	$—	$(2,024)
(11)	British Pound	(897,600)	(915,916)	6/17/19	18,316	—
(12)	Euro	(1,693,274)	(1,708,565)	6/17/19	15,291	—
					33,607	(2,024)
Interest Rate Contract:
2,125	U.S. Treasury 5 yr Notes	246,134,765	244,243,887	6/28/19	1,890,878	—
Total Futures Contracts					$1,924,485	$(2,024)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,432,381,077	$—	$—	$6,432,381,077
Unaffiliated Investment Companies	329,078,047	—	—	329,078,047
Total Investments	$6,761,459,124	$—	$—	$6,761,459,124
Derivatives:
Assets:
Futures Contracts	$1,924,485	$—	$—	$1,924,485
Liabilities:
Futures Contracts	$(2,024)	$—	$—	$(2,024)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.16%@
Equity Funds-33.57%@
✧✧LVIP SSGA Large Cap 100 Fund	$248,839,080	$685,152	$12,926,932	$(1,410,702)	$33,311,583	$268,498,181	20,911,073	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	124,077,540	342,576	8,922,648	(233,314)	17,841,628	133,105,782	10,862,231	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,001,862,166	32,667,692	38,396,703	4,589,410	129,962,685	1,130,685,250	58,911,335	—	—
✧✧LVIP SSGA Small-Cap Index Fund	369,876,608	973,119	96,446,469	(6,303,162)	58,982,805	327,082,901	10,631,656	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	249,440,521	686,775	15,752,913	(148,263)	39,337,543	273,563,663	5,925,011	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	125,681,404	342,576	13,248,577	411,892	23,029,406	136,216,701	4,915,086	—	—
Fixed Income Funds-35.29%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	381,086,196	28,024,250	13,857,694	(658,165)	8,561,836	403,156,423	40,689,990	—	—
✧✧LVIP Delaware Bond Fund	658,491,064	1,672,642	43,144,145	(1,649,269)	23,932,092	639,302,384	47,299,673	—	—
✧✧LVIP JPMorgan High Yield Fund	144,215,209	1,082,116	5,334,704	(357,927)	10,911,680	150,516,374	14,167,581	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	197,877,311	7,194,151	7,137,570	(71,381)	2,459,078	200,321,589	20,028,153	—	—
✧✧LVIP SSGA Bond Index Fund	307,529,695	9,809,398	11,020,668	(481,812)	9,238,766	315,075,379	28,149,324	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,976,548	1,325,914	1,294,365	7,488	599,456	36,615,041	3,588,303	—	—
✧✧LVIP Western Asset Core Bond Fund	644,281,090	1,645,715	31,418,529	(1,430,401)	27,366,244	640,444,119	65,318,115	—	—
Global Equity Fund-3.02%@
✧✧LVIP BlackRock Global Real Estate Fund	96,830,612	93,852,727	4,330,652	(132,757)	17,902,351	204,122,281	21,017,533	—	—
Global Fixed Income Fund-0.92%@
✧✧LVIP Global Income Fund	61,541,006	1,712,975	2,195,798	(16,529)	1,470,647	62,512,301	5,509,148	—	—
International Equity Funds-22.36%@
✧✧LVIP MFS International Growth Fund	353,979,886	931,274	28,106,929	1,601,506	42,878,563	371,284,300	20,531,094	—	—
✧✧LVIP Mondrian International Value Fund	181,343,685	472,289	12,320,893	(376,483)	15,951,769	185,070,367	11,195,352	—	—
✧✧LVIP SSGA Developed International 150 Fund	174,573,477	458,985	11,049,927	(303,741)	15,001,818	178,680,612	22,108,465	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	132,824,491	342,576	7,979,270	(1,131,249)	6,888,630	130,945,178	15,150,431	—	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets Equity Index Fund	$263,309,423	$685,152	$20,868,293	$1,453,557	$23,995,476	$268,575,315	24,274,703	$—	$—
✧✧LVIP SSGA International Index Fund	364,138,479	959,545	24,375,673	(2,196,971)	38,081,556	376,606,936	41,222,300	—	—
Total	$6,117,775,491	$185,867,599	$410,129,352	$(8,838,273)	$547,705,612	$6,432,381,077		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Moderate Allocation Managed Risk Fund–5